UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21944
                                     -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: December 31, 2007
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS--100.0%
             AUSTRIA--8.0%
     4,538   Boehler-Uddeholm AG                                $     457,978
    16,880   Telekom Austria AG                                       466,158
     4,792   Wienerberger AG                                          264,030
                                                                -------------
                                                                    1,188,166
                                                                -------------
             BELGIUM--4.6%
    14,008   Belgacom SA                                              690,165
                                                                -------------
             DENMARK--1.8%
     7,003   Danske Bank A/S                                          273,730
                                                                -------------
             FRANCE--6.1%
    25,213   France Telecom SA                                        904,409
                                                                -------------
             GERMANY--18.0%
     3,788   Deutsche Bank AG                                         495,120
    38,482   Deutsche Telekom AG                                      845,066
     2,849   E.ON AG                                                  606,439
     6,142   RWE AG                                                   745,962
                                                                -------------
                                                                    2,692,587
                                                                -------------
             IRELAND--7.2%
    11,981   Allied Irish Banks PLC                                   274,749
    16,271   Bank of Ireland Group                                    242,454
    93,280   Independent News & Media PLC                             324,129
    13,667   Irish Life & Permanent PLC                               233,815
                                                                -------------
                                                                    1,075,147
                                                                -------------
             ITALY--7.3%
    17,703   Eni S.p.A.                                               646,096
   142,928   Unipol Gruppo Finanziario S.p.A.                         451,869
                                                                -------------
                                                                    1,097,965
                                                                -------------
             NORWAY--10.6%
    36,714   DnB NOR ASA                                              558,493
    32,708   Norske Skogindustrier ASA                                269,668
    24,344   StatoilHydro ASA                                         751,031
                                                                -------------
                                                                    1,579,192
                                                                -------------
             SWEDEN--2.2%
    31,884   Fabege AB                                                324,243
                                                                -------------
             SWITZERLAND--6.3%
     5,593   Ciba Specialty Chemicals AG                              258,620
       967   Swisscom AG                                              377,474
     1,050   Zurich Financial Services AG                             308,161
                                                                -------------
                                                                      944,255
                                                                -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (C0NTINUED)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM--27.9%

    31,939   Alliance & Leicester PLC                           $     399,554
    52,474   Amlin PLC                                                309,903
    59,268   Amlin PLC, B Shares                                       26,427
   205,762   DSG International PLC                                    406,799
    83,057   Lloyds TSB Group PLC                                     782,123
    23,411   Provident Financial PLC                                  386,446
    59,491   United Utilities PLC                                     894,042
   259,150   Vodafone Group PLC                                       972,829
                                                                -------------
                                                                    4,178,123
                                                                -------------

             TOTAL COMMON STOCKS--100.0%                           14,947,982
             (Cost $15,154,239)                                 -------------

             MONEY MARKET--0.5%
             UNITED STATES--0.5%
    74,577   J.P. Morgan Institutional Treasury Money
                  Market Fund - 3.09% (c)
             (Cost $74,577)                                            74,577
                                                                -------------


             TOTAL INVESTMENTS--100.5%
             (Cost $15,228,816) (b)                                15,022,559
             NET OTHER ASSETS AND LIABILITIES--(0.5%)                 (78,469)
                                                                -------------
             NET ASSETS--100.0%                                 $  14,944,090
                                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $468,550 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $674,807.

(c)  Represents annualized 7-day yield at December 31, 2007.


                 See Notes to Quarterly Portfolio of Investments

              FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
                               INDUSTRY BREAKDOWN
                                AS OF 12/31/2007

                                                                       % OF
INDUSTRY                                                             NET ASSETS
-------------------------------------------------------------------------------
Diversified Telecommunications                                           21.9 %
Commercial Banks                                                         16.9
Multi-Utilities                                                          11.0
Oil, Gas & Consumable Fuels                                               9.3
Insurance                                                                 8.9
Wireless Telecommunication Services                                       6.5
Electric Utilities                                                        4.1
Capital Markets                                                           3.3
Metals & Mining                                                           3.1
Specialty Retail                                                          2.7
Consumer Finance                                                          2.6
Media                                                                     2.2
Real Estate Management & Development                                      2.2
Building Products                                                         1.8
Paper & Forest Products                                                   1.8
Chemicals                                                                 1.7
Money Market Fund                                                         0.5
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                       100.5
NET OTHER ASSETS AND LIABILITIES                                         (0.5)
                                                                     ---------
TOTAL                                                                   100.0 %
                                                                     =========

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS--99.0%
             AUSTRALIA--12.1%
     3,781   Abacus Property Group                              $       5,767
     2,730   Australand Property Group                                  5,534
     3,088   Babcock & Brown Japan Property Trust                       3,777
     1,775   Bunnings Warehouse Property Trust                          3,638
     4,977   Centro Properties Group                                    4,353
    13,466   Centro Retail Group                                       11,137
     9,874   CFS Retail Property Trust                                 20,194
     9,510   Commonwealth Property Office Fund                         12,835
    17,269   DB RREEF Trust                                            30,146
     1,536   FKP Property Group                                         8,496
    10,085   Goodman Group                                             42,921
    12,173   GPT Group                                                 42,844
     6,578   ING Industrial Fund                                       14,574
     7,412   ING Office Fund                                           10,470
     7,865   Macquarie CountryWide Trust                               11,315
     5,474   Macquarie DDR Trust                                        3,683
    11,952   Macquarie Office Trust                                    14,612
     6,052   Mirvac Group                                              31,628
     8,543   Stockland                                                 62,704
     1,407   Sunland Group Ltd.                                         5,503
     2,020   Tishman Speyer Office Fund                                 2,862
     8,965   Valad Property Group                                      10,095
    11,347   Westfield Group                                          207,451
                                                                -------------
                                                                      566,539
                                                                -------------
             AUSTRIA--1.1%
       514   CA Immobilien Anlagen AG (b)                              11,432
       503   Conwert Immobilien Invest AG (b)                           8,777
     2,703   Immofinanz Immobilien Analagen AG                         27,306
        13   Sparkassen Immo Invest Genusscheine                        1,714
       401   Sparkassen Immobilien AG (b)                               4,532
                                                                -------------
                                                                       53,761
                                                                -------------
             BELGIUM--0.5%
        77   Befimmo S.C.A.                                             8,204
        47   Cofinimmo SA                                               8,851
        41   Intervest Offices NV                                       1,777
         9   Leasinvest Real Estate S.C.A.                                874
        38   Warehouses De Pauw S.C.A.                                  2,538
        13   Wereldhave Belgium S.C.A.                                    953
                                                                -------------
                                                                       23,197
                                                                -------------
             BERMUDA--2.2%
     1,780   Great Eagle Holdings Ltd.                                  6,585
     9,922   Hongkong Land Holdings Ltd.                               48,595
     3,469   Hopson Development Holdings Ltd.                           9,461
     3,330   Kerry Properties Ltd.                                     26,478
       248   Orient-Express Hotels Ltd., Class A                       14,265
                                                                -------------
                                                                      105,384
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             CANADA--3.4%
       147   Allied Properties Real Estate Investment Trust     $       3,089
       305   Boardwalk Real Estate Investment                          13,767
     1,753   Brookfield Properties                                     34,138
       448   Calloway Real Estate Investment Trust                     11,117
       391   Canadian Apartment Properties Real Estate
                  Investment Trust                                      6,351
       356   Canadian Real Estate Investment Trust                     10,457
       552   Chartwell Seniors Housing Real Estate
                  Investment Trust                                      6,348
       266   Cominar Real Estate Investment Trust                       5,498
       100   Dundee Real Estate Investment Trust                        3,417
       356   Extendicare Real Estate Investment Trust                   4,505
       788   H&R Real Estate Investment Trust                          15,841
       427   InnVest Real Estate Investment Trust                       4,647
       261   Morguard Real Estate Investment Trust                      3,425
       133   Northern Property Real Estate Investment Trust             3,012
       364   Primaris Retail Real Estate Investment Trust               6,749
     1,228   RioCan Real Estate Investment Trust                       27,149
                                                                -------------
                                                                      159,510
                                                                -------------
             CAYMAN ISLANDS--1.9%
     8,824   Agile Property Holdings Ltd.                              15,841
     8,815   China Resources Land Ltd.                                 19,192
    19,271   Country Garden Holdings, Co., Ltd. (b)                    21,960
     6,718   New World China Land Ltd.                                  5,972
     7,757   Shimao Property Holdings Ltd.                             19,454
     7,395   Shui On Land Ltd.                                          8,538
                                                                -------------
                                                                       90,957
                                                                -------------
             DENMARK--0.1%
       165   TK Development A/S (b)                                     2,350
                                                                -------------
             FINLAND--0.3%
       971   Citycon Oyj                                                5,180
       489   Sponda OyJ                                                 5,814
       260   Technopolis Oyj                                            2,223
                                                                -------------
                                                                       13,217
                                                                -------------
             FRANCE--4.1%
       255   Acanthe Developpement SA                                     932
        24   Affine Group                                               1,316
       122   Fonciere des Regions Group                                15,469
        73   Gecina SA                                                 11,453
       105   Icade                                                     15,652
       408   Klepierre LLC                                             20,854
       172   Mercialys                                                  6,581
        30   Societe de la Tour Eiffel                                  4,117
        77   Societe Immobiliere de Location pour
                  l'Industrie et le Commerce                           11,286
       479   Unibail-Rodamco S.A.                                     104,963
                                                                -------------
                                                                      192,623
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             GERMANY--0.9%
       165   Alstria Office AG (b)                              $       2,475
       129   Colonia Real Estate AG (b)                                 3,206
       202   Deutsche Euroshop AG                                       6,940
       113   Deutsche Wohnen AG                                         3,525
       126   DIC Asset AG                                               3,919
       512   IVG Immobilien AG                                         16,900
       154   Patrizia Immobilien AG                                     1,162
       114   Vivacon AG                                                 2,158
                                                                -------------
                                                                       40,285
                                                                -------------
             GREECE--0.2%
       150   Babis Vovos International Construction S.A.                4,468
       108   Eurobank Properties Real Estate Investment Co.             1,437
        77   Lamda Development S.A.                                     1,602
                                                                -------------
                                                                        7,507
                                                                -------------
             GUERNSEY--0.5%
     1,385   Assura Group Ltd.                                          4,837
     1,727   F&C Commercial Property Trust Ltd.                         3,109
     1,952   ING UK Real Estate Income Trust Ltd.                       2,694
     2,082   Invista Foundation Property Trust Ltd.                     3,375
       334   ISIS Property Trust Ltd.                                     730
       488   ISIS Property Trust 2 Ltd.                                   853
        69   Mapeley Ltd.                                               2,090
       613   Standard Life Investment Property Income Trust PLC           951
       841   Teesland Advantage Property Income Trust Ltd.              1,167
     1,532   UK Commercial Property Trust Ltd.                          2,113
                                                                -------------
                                                                       21,919
                                                                -------------
             HONG KONG--11.9%
     8,077   Champion Real Estate Investment Trust                      4,708
    22,801   China Overseas Land & Investment Ltd.                     46,696
    12,198   Hang Lung Properties Ltd.                                 54,501
     6,322   Henderson Land Development Co., Ltd.                      58,713
     4,585   Hysan Development Co., Ltd.                               12,950
     3,389   Kowloon Development Co., Ltd.                              8,710
    12,589   Link (The) REIT                                           27,105
    16,308   New World Development Co., Ltd.                           57,095
     9,477   Shenzhen Investment Ltd.                                   6,640
    14,171   Sino Land Co., Ltd.                                       49,624
    11,004   Sun Hung Kai Properties Ltd.                             231,123
                                                                -------------
                                                                      557,865
                                                                -------------
             ITALY--0.3%
       446   Aedes S.p.A.                                               2,271
     4,511   Beni Stabili S.p.A.                                        4,894
       729   Immobiliare Grande Distribuzione                           2,163
       646   Risanamento S.p.A. (b)                                     3,465
                                                                -------------
                                                                       12,793
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             JAPAN--11.8%
       416   AEON Mall Co., Ltd.                                $      10,917
       337   DAIBIRU Corp.                                              3,603
        83   GOLDCREST Co., Ltd.                                        2,450
       840   HEIWA Real Estate Co., Ltd.                                5,324
         4   Japan Prime Realty Investment Corp.                       15,998
         2   Japan Real Estate Investment Corp.                        24,822
         2   Japan Retail Fund Investment Corp.                        14,182
         1   Kenedix Realty Investment Corp.                            6,607
     5,930   Mitsubishi Estate Co., Ltd.                              141,282
     5,081   Mitsui Fudosan Co., Ltd.                                 109,579
         3   Nippon Building Fund, Inc.                                41,894
         2   Nippon Commercial Investment Corp.                         8,823
         2   Nomura Real Estate Office Fund, Inc.                      18,821
         8   NTT Urban Development Corp.                               12,807
         1   ORIX JREIT, Inc.                                           6,579
         1   Premier Investment Co.                                     6,093
     2,744   Sumitomo Realty & Development Co., Ltd                    67,107
       592   TOC Co., Ltd.                                              4,496
     1,375   Tokyo Tatemono Co., Ltd.                                  12,897
     2,297   Tokyu Land Corp.                                          19,654
         1   TOKYU REIT, Inc.                                           9,345
         1   United Urban Investment Corp.                              6,702
                                                                -------------
                                                                      549,982
                                                                -------------
             JERSEY-- 0.0%
       904   Invesco Property Income Trust, Ltd                           621
                                                                -------------
             LUXEMBOURG--0.2%
       265   Gagfah SA                                                  4,603
       333   ProLogis European Properties                               4,839
                                                                -------------
                                                                        9,442
                                                                -------------
             NETHERLANDS--1.7%
       396   Corio NV                                                  32,036
       208   Eurocommercial Properties NV                              10,745
       211   Nieuwe Steen Investments Funds NV                          5,465
       689   Plaza Centers (Europe) BV (b)                              3,155
       124   Vastned Offices/Industrial NV                              4,120
        99   VastNed Retail NV                                          9,523
       122   Wereldhave NV                                             13,304
                                                                -------------
                                                                       78,348
                                                                -------------
             NEW ZEALAND--0.1%
     4,194   Kiwi Income Property Trust                                 4,312
                                                                -------------
             NORWAY--0.1%
       466   Norwegian Property ASA                                     5,662
                                                                -------------
             POLAND--0.2%
       638   Globe Trade Centre S.A. (b)                               11,529
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             SINGAPORE--2.5%
     4,539   Allgreen Properties Ltd.                           $       4,625
     7,400   Ascendas Real Estate Investment Trust                     12,528
     5,945   CapitaCommercial Trust                                     9,966
     8,020   Capitaland Ltd.                                           34,505
     6,728   CapitaMall Trust                                          15,953
     1,558   Guocoland Ltd.                                             6,070
     2,064   Keppel Land Ltd.                                          10,327
     4,790   Mapletree Logistics Trust                                  3,602
     1,000   Singapore Land Ltd.                                        5,482
     8,197   Suntec Real Estate Investment Trust                        9,648
     3,087   Wing Tai Holdings Ltd.                                     5,709
                                                                -------------
                                                                      118,415
                                                                -------------
             SPAIN--0.0%
        59   Renta Corporation Real Estate SA                           1,319
                                                                -------------
             SWEDEN--0.9%
     1,013   Castellum AB                                              10,482
     1,051   Fabege AB                                                 10,688
       478   Hufvudstaden AB                                            4,602
       736   Klovern AB                                                 2,885
       804   Kungsleden AB                                              8,908
       226   Wihlborgs Fastigheter AB                                   4,017
                                                                -------------
                                                                       41,582
                                                                -------------
             SWITZERLAND--0.5%
        34   Allreal Holding AG                                         3,923
       276   PSP Swiss Property AG                                     13,904
       113   Swiss Prime Site AG                                        5,753
       201   Zueblin Immobilien Holding AG                              1,775
                                                                -------------
                                                                       25,355
                                                                -------------
             UNITED KINGDOM--7.2%
       141   A.J. Mucklow Group PLC                                       957
       507   Big Yellow Group PLC                                       4,391
     3,013   British Land Co. PLC                                      56,502
     1,580   Brixton PLC                                                9,179
       418   Capital & Regional PLC                                     3,270
       306   CLS Holdings PLC (b)                                       1,989
        29   Daejan Holdings PLC                                        1,722
       592   Derwent London PLC                                        16,460
       240   Development Securities PLC                                 2,379
       571   Grainger PLC                                               3,943
     1,066   Great Portland Estates PLC                                 9,933
     1,711   Hammerson PLC                                             34,870
       561   Helical Bar PLC                                            3,586
     2,740   Land Securities Group PLC                                 82,111
     2,137   Liberty International PLC                                 45,658
       237   Marylebone Warwick Balfour Group PLC (b)                   1,142
       942   Minerva PLC (b)                                            2,509


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
       198   Primary Health Properties PLC                      $       1,339
       762   Quintain Estates & Development PLC                         7,696
     2,550   Segro PLC                                                 23,724
       796   Shaftesbury PLC                                            7,942
       534   St. Modwen Properties PLC                                  4,209
       724   Unite Group PLC                                            5,129
     1,021   Workspace Group PLC                                        5,492
                                                                -------------
                                                                      336,132
                                                                -------------
             UNITED STATES--34.3%
       189   Acadia Realty Trust                                        4,840
        45   Agree Realty Corp.                                         1,355
        12   Alexander's, Inc. (b)                                      4,239
       188   Alexandria Real Estate Equities, Inc.                     19,114
       583   AMB Property Corp.                                        33,557
       160   American Campus Communities, Inc.                          4,296
       768   American Financial Realty Trust                            6,159
       563   Apartment Investment & Management Co.                     19,553
       722   Ashford Hospitality Trust                                  5,191
       103   Associated Estates Realty Corp.                              972
       463   AvalonBay Communities, Inc.                               43,587
       386   BioMed Realty Trust, Inc.                                  8,944
       701   Boston Properties, Inc.                                   64,359
       513   Brandywine Realty Trust                                    9,198
       297   BRE Properties, Inc.                                      12,037
       327   Camden Property Trust                                     15,745
       385   CBL & Associates Properties, Inc.                          9,205
       260   Cedar Shopping Centers, Inc.                               2,660
       277   Colonial Properties Trust                                  6,269
       277   Corporate Office Properties Trust                          8,726
       723   Corrections Corp. of America (b)                          21,336
       228   Cousins Properties, Inc.                                   5,039
       984   DCT Industrial Trust, Inc.                                 9,161
       736   Developers Diversified Realty Corp.                       28,181
       557   DiamondRock Hospitality Co.                                8,344
       372   Digital Realty Trust, Inc.                                14,274
       323   Douglas Emmett, Inc.                                       7,303
       858   Duke Realty Corp.                                         22,377
       184   DuPont Fabros Technology, Inc.                             3,606
       139   EastGroup Properties, Inc.                                 5,817
       168   Education Realty Trust, Inc.                               1,888
       165   Entertainment Properties Trust                             7,755
       143   Equity Lifestyle Properties, Inc.                          6,531
       217   Equity One, Inc.                                           4,998
     1,632   Equity Residential                                        59,519
       148   Essex Property Trust, Inc.                                14,429
       382   Extra Space Storage, Inc.                                  5,459
       331   Federal Realty Investment Trust                           27,192
       365   FelCor Lodging Trust, Inc.                                 5,690
       263   First Industrial Realty Trust, Inc.                        9,100
       143   First Potomac Realty Trust                                 2,472
       459   Forest City Enterprises, Inc., Class A                    20,398
     1,443   General Growth Properties, Inc.                           59,423


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
       109   Getty Realty Corp.                                 $       2,908
       222   Glimcher Realty Trust                                      3,172
       245   GMH Communities Trust                                      1,352
     1,269   HCP, Inc.                                                 44,136
       474   Health Care REIT, Inc.                                    21,183
       299   Healthcare Realty Trust, Inc.                              7,592
       244   Hersha Hospitality Trust                                   2,318
       334   Highwoods Properties, Inc.                                 9,813
       249   Hilltop Holdings, Inc. (b)                                 2,719
       198   Home Properties, Inc.                                      8,880
       553   Hospitality Properties Trust                              17,818
     3,085   Host Hotels & Resorts, Inc.                               52,568
     1,323   HRPT Properties Trust                                     10,227
       383   Inland Real Estate Corp.                                   5,423
       327   Investors Real Estate Trust                                2,933
       191   Kilroy Realty Corp.                                       10,497
     1,491   Kimco Realty Corp.                                        54,272
       170   Kite Realty Group Trust                                    2,596
       235   LaSalle Hotel Properties                                   7,497
       377   Lexington Realty Trust                                     5,482
       542   Liberty Property Trust                                    15,615
       135   LTC Properties, Inc.                                       3,382
       427   Macerich (The) Co.                                        30,343
       400   Mack-Cali Realty Corp.                                    13,600
       277   Maguire Properties, Inc.                                   8,163
       290   Medical Properties Trust, Inc.                             2,955
       149   Mid-America Apartment Communities, Inc.                    6,370
        55   National Healthcare Corp                                   2,844
       423   National Retail Properties, Inc.                           9,890
       547   Nationwide Health Properties, Inc.                        17,159
       400   OMEGA Healthcare Investors, Inc.                           6,420
        94   Parkway Properties, Inc.                                   3,476
       228   Pennsylvania Real Estate Investment Trust                  6,767
       255   Post Properties, Inc.                                      8,956
     1,509   ProLogis                                                  95,639
        94   PS Business Parks, Inc.                                    4,940
       752   Public Storage                                            55,204
       109   Ramco-Gershenson Properties                                2,329
       595   Realty Income Corp.                                       16,077
       404   Regency Centers Corp.                                     26,054
        78   Saul Centers, Inc.                                         4,168
       488   Senior Housing Properties Trust                           11,068
     1,316   Simon Property Group, Inc.                               114,307
       350   SL Green Realty Corp.                                     32,711
       127   Sovran Self Storage, Inc.                                  5,093
       438   Strategic Hotels & Resorts, Inc.                           7,328
       108   Sun Communities, Inc.                                      2,276
       352   Sunstone Hotel Investors, Inc.                             6,438
       184   Tanger Factory Outlet Centers, Inc.                        6,939
       234   Taubman Centers, Inc.                                     11,510
       793   UDR, Inc.                                                 15,741
        69   Universal Health Realty Income Trust                       2,445
       110   Urstadt Biddle Properties, Inc.                            1,705
       336   U-Store-It Trust                                           3,078
       785   Ventas, Inc.                                              35,521


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007  (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
       893   Vornado Realty Trust                               $      78,539
       275   Washington Real Estate Investment Trust                    8,638
       504   Weingarten Realty Investors                               15,846
       290   Winthrop Realty Trust, Inc.                                1,534
                                                                -------------
                                                                    1,604,752
                                                                -------------

             TOTAL COMMON STOCKS--99.0%                             4,635,358
             (Cost $4,918,730)                                  -------------

             MONEY MARKET--2.9%
             UNITED STATES--2.9%

   134,572   J.P. Morgan Institutional Treasury Money
                  Market Fund - 3.09% (d)
             (Cost $134,573)                                          134,572
                                                                -------------


             TOTAL INVESTMENTS--101.9%
             (Cost $5,053,303)                                      4,769,930
             NET OTHER ASSETS LESS LIABILITIES--(1.9%)                (89,998)
                                                                -------------
             NET ASSETS--100.0%                                 $   4,679,932
                                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets. (b) Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $247,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $531,131.

(d)  Represents annualized 7-day yield at December 31, 2007.

REIT - Real Estate Investment Trust.



                 See Notes to Quarterly Portfolio of Investments

           FIRST TRUST FTSE/EPRA NAREIT GLOBAL REAL ESTATE INDEX FUND
                               INDUSTRY BREAKDOWN
                                AS OF 12/31/2007

                                                                      % OF
INDUSTRY                                                           NET ASSETS
-----------------------------------------------------------------------------
Real Estate Investment Trusts                                         65.7 %
Real Estate Management & Development                                  32.2
Money Market                                                           2.9
Commercial Services & Supplies                                         0.4
Hotels, Restaurants & Leisure                                          0.3
Capital Markets                                                        0.2
Health Care Providers & Services                                       0.1
Insurance                                                              0.1
Household Durables                                                     0.0
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     101.9
NET OTHER ASSETS AND LIABILITIES                                       (1.9)
                                                                   ---------
TOTAL                                                                 100.0 %
                                                                   =========

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS--99.6%
             AUSTRALIA--21.0%
     1,038   Australia & New Zealand Banking Group Ltd.         $      24,841
     3,094   BlueScope Steel Ltd.                                      25,972
       420   Commonwealth Bank of Australia                            21,655
    21,093   Commonwealth Property Office Fund REIT                    28,467
    10,038   CSR Ltd.                                                  27,181
     5,258   Fairfax Media Ltd.                                        21,471
    15,806   ING Industrial Fund REIT                                  35,019
    22,765   ING Office Fund REIT                                      32,156
     8,962   Insurance Australia Group Ltd.                            32,255
     2,714   Lion Nathan Ltd.                                          22,788
     9,104   Macquarie Airports                                        32,156
    12,029   Macquarie Infrastructure Group                            31,815
    29,032   Macquarie Office Trust REIT                               35,493
       992   National Australia Bank Ltd.                              32,676
     5,233   Qantas Airways Ltd.                                       24,864
       839   Sims Group Ltd.                                           19,590
       836   St George Bank Ltd.                                       23,003
     3,512   Stockland REIT                                            25,778
     1,873   Suncorp-Metway Ltd.                                       27,646
     7,325   Telstra Corp. Ltd.                                        30,019
       746   Wesfarmers Ltd.                                           26,367
     1,400   Westfield Group REIT                                      25,596
       878   Westpac Banking Corp.                                     21,350
                                                                -------------
                                                                      628,158
                                                                -------------
             BELGIUM--2.1%
     1,277   Fortis                                                    33,527
       317   Mobistar SA                                               28,917
                                                                -------------
                                                                       62,444
                                                                -------------
             BERMUDA--0.9%
     3,945   VTech Holdings Ltd.                                       28,048
                                                                -------------
             CANADA--6.4%
       847   Canadian Oil Sands Trust                                  33,221
       660   Manitoba Telecom Services, Inc.                           30,741
     3,465   Mullen Group Income Fund                                  61,790
     3,330   Norbord, Inc.                                             26,857
     1,538   Russel Metals, Inc.                                       39,660
                                                                -------------
                                                                      192,269
                                                                -------------
             FINLAND--0.7%
       486   Fortum Oyj                                                21,831
                                                                -------------
             FRANCE--1.7%
       659   France Telecom SA                                         23,639
       190   Societe Generale                                          27,480
                                                                -------------
                                                                       51,119
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             GERMANY--0.6%

       137   RWE AG                                             $      19,299
                                                                -------------
             HONG KONG--3.2%
     9,054   BOC Hong Kong Holdings Ltd.                               25,104
     3,945   Citic Pacific Ltd.                                        21,810
     3,349   CLP Holdings Ltd.                                         22,753
     4,287   Hongkong Electric Holdings Ltd.                           24,534
                                                                -------------
                                                                       94,201
                                                                -------------
             IRELAND--3.1%
     1,251   Allied Irish Banks PLC                                    28,688
     2,314   Bank of Ireland                                           34,481
     1,764   Irish Life & Permanent PLC                                30,179
                                                                -------------
                                                                       93,348
                                                                -------------
             ITALY--4.4%
       744   Eni S.p.A.                                                27,153
     4,233   Milano Assicurazioni S.p.A.                               33,134
     1,055   Pirelli & C. Real Estate S.p.A.                           38,781
    10,197   Telecom Italia S.p.A.                                     31,614
                                                                -------------
                                                                      130,682
                                                                -------------
             JAPAN--1.1%
     1,390   TAKEFUJI Corp.                                            33,386
                                                                -------------
             NETHERLANDS--3.9%
       806   Heijmans N.V.                                             30,306
       730   ING Groep N.V.                                            28,445
     1,428   Oce N.V.                                                  25,770
       303   Wereldhave N.V. REIT                                      33,043
                                                                -------------
                                                                      117,564
                                                                -------------
             NEW ZEALAND--2.3%
    20,892   Telecom Corp. of New Zealand Ltd.                         69,791
                                                                -------------
             NORWAY--2.1%
     1,552   DnB NOR ASA                                               23,609
     2,662   Norsk Hydro ASA                                           37,904
                                                                -------------
                                                                       61,513
                                                                -------------
             SINGAPORE--2.4%
     5,000   Singapore Petroleum Co., Ltd.                             26,103
    31,000   UOB-Kay Hian Holdings Ltd.                                45,722
                                                                -------------
                                                                       71,825
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             SWEDEN--3.4%
     6,349   Kungsleden AB                                      $      70,348
     1,459   NCC AB, Class B                                           31,145
                                                                -------------
                                                                      101,493
                                                                -------------
             UNITED KINGDOM--20.2%
     3,467   Alliance & Leicester PLC                                  43,372
     3,540   Amlin PLC                                                 20,907
     3,265   Amlin PLC, Class B                                         1,456
     3,097   Barclays PLC                                              31,278
     7,225   Bradford & Bingley PLC                                    38,231
     7,187   Brit Insurance Holdings PLC                               32,686
     4,746   BT Group PLC                                              25,638
    26,657   FKI PLC                                                   31,365
     1,993   HBOS PLC                                                  28,980
    13,820   HMV Group PLC                                             32,851
     2,433   IMI PLC                                                   19,087
     4,439   Jardine Lloyd Thompson Group PLC                          29,153
    14,387   JJB Sports PLC                                            35,547
     4,011   Lloyds TSB Group PLC                                      37,770
     1,783   Provident Financial PLC                                   29,432
    10,580   Rentokil Initial PLC                                      25,234
     2,566   Rexam PLC                                                 21,365
       681   Severn Trent PLC                                          20,711
    10,491   Tomkins PLC                                               36,902
     4,571   Trinity Mirror PLC                                        31,471
     2,015   United Utilities PLC                                      30,282
                                                                -------------
                                                                      603,718
                                                                -------------
             UNITED STATES--20.1%
       268   Altria Group, Inc.                                        20,255
       460   AT&T, Inc.                                                19,118
       715   Bank of America Corp.                                     29,501
       865   BB&T Corp.                                                26,530
     1,158   Citigroup, Inc.                                           34,091
       733   Comerica, Inc.                                            31,907
       479   Consolidated Edison, Inc.                                 23,399
     2,067   D.R. Horton, Inc.                                         27,222
       463   DTE Energy Co.                                            20,353
     2,198   First Horizon National Corp.                              39,894
     2,662   Huntington Bancshares, Inc.                               39,291
     1,331   KeyCorp                                                   31,212
     2,628   National City Corp.                                       43,257
       640   Pepco Holdings, Inc.                                      18,771
       507   Progress Energy, Inc.                                     24,555
     1,324   Regions Financial Corp.                                   31,313
       479   SCANA Corp.                                               20,190
       536   Southern Co.                                              20,770
     1,309   TECO Energy, Inc.                                         22,528
     1,777   Umpqua Holdings Corp.                                     27,259
       381   UST, Inc.                                                 20,879
       798   Wachovia Corp.                                            30,348
                                                                -------------
                                                                      602,643
                                                                -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

SHARES       DESCRIPTION                                        VALUE
----------   ------------------------------------------------   -------------

             TOTAL COMMON STOCKS--99.6%                         $   2,983,332
             (Cost $2,991,459)                                  -------------


             MONEY MARKET--10.0%
             UNITED STATES--10.0%
   301,225   J.P. Morgan Institutional Treasury Money
                  Market Fund - 3.09% (c)
             (Cost $301,226)                                          301,225
                                                                -------------


             TOTAL INVESTMENTS--109.6%
             (Cost $3,292,685)                                      3,284,557
             NET OTHER ASSETS AND LIABILITIES--(9.6%)                (288,426)
                                                                -------------
             NET ASSETS--100.0%                                 $   2,996,131
                                                                =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,858 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $68,986.

(c)  Represents 7-day annualized yield at December 31, 2007.

REIT - Real Estate Investment Trust.




                 See Notes to Quarterly Portfolio of Investments

           FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
                             INDUSTRY BREAKDOWN
                              AS OF 12/31/2007


                                                                       % OF
INDUSTRY                                                             NET ASSETS
-------------------------------------------------------------------------------
Commercial Banks                                                        23.5 %
Money Market Fund                                                       10.0
Diversified Telecommunications                                           7.7
Real Estate Investment Trust                                             7.2
Insurance                                                                6.9
Multi-Utilities                                                          4.5
Electric Utilities                                                       4.4
Diversified Financial Service                                            4.2
Metals & Mining                                                          4.1
Real Estate Management & Development                                     3.6
Oil, Gas & Consumable Fuels                                              2.9
Industrial Conglomerates                                                 2.9
Specialty Retail                                                         2.3
Transportation Infrastructure                                            2.1
Consumer Finance                                                         2.1
Energy Equipment & Services                                              2.1
Construction & Engineering                                               2.1
Media                                                                    1.8
Machinery                                                                1.7
Capital Markets                                                          1.5
Tobacco                                                                  1.4
Thrifts & Mortgage Finance                                               1.3
Wireless Telecommunication Services                                      1.0
Communications Equipment                                                 0.9
Household Durables                                                       0.9
Paper & Forest Products                                                  0.9
Food & Staples Retailing                                                 0.9
Office Electronics                                                       0.9
Commercial Services & Supplies                                           0.8
Airlines                                                                 0.8
Beverages                                                                0.8
Containers & Packaging                                                   0.7
Water Utilities                                                          0.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                       109.6
NET OTHER ASSETS AND LIABILITIES                                         (9.6)
                                                                    ----------
TOTAL                                                                   100.0 %
                                                                    ==========

FIRST TRUST EXCHANGE -TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company that currently consists of three funds: First Trust DJ STOXX(R) Select Dividend 30 Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Dow Jones Global Select Dividend Index Fund (each a "Fund" or collectively the "Funds"). Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding Index, which, in turn, could result in a difference between a Fund's performance and the performance of such Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

FIRST TRUST EXCHANGE -TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)



B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


                             ADDITIONAL INFORMATION

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and the Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones and have been licensed for use. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)

Date: February 26, 2008
      ---------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: February 26, 2008
      ---------------------------------------------------

By: /s/ Mark R. Bradley
    ---------------------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: February 26, 2008
      ---------------------------------------------------